Debt - (Gain (Loss) on Extinguishment of Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	$ (1.8)	$ (1.3)	$ (1.3)
LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	(7.5)	19.9	57.4
Term Loan A | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	(1.8)	0.0	(1.3)
Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	(5.7)	21.2	58.7
Production Loans | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	0.0	$ (1.3)	$ 0.0
New 5.500 Senior Notes [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	$ 4.9